Statements of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends on investments	$ 1,136,977
Interest income	148,293
Total investment income	1,285,270
Net appreciation (depreciation) in fair value of investments	2,202,917
Contributions:
Participant contributions	1,035,768
Rollover contributions	2,688
Employer contributions	1,318,801
Total contributions	2,357,257
Interest income—notes receivable from participants	26,094
Total additions	5,871,538
Deductions:
Benefits paid to participants	4,441,982
Administrative expenses	12,604
Total deductions	4,454,586
Net increase (decrease) in net assets before plan transfers	1,416,952
Inter-plan transfer to GLSI Plan	(106,471)
Net increase (decrease) in net assets after plan transfers	1,310,481
Net assets available for benefits:
Beginning of plan year	24,365,842
End of plan year	$ 25,676,323